SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value-added-tax ("VAT") (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Value-added-tax ("VAT")
VAT recoverable	¥ 129,994	¥ 163,476
VAT recoverable	888,483	488,526
Current assets
Value-added-tax ("VAT")
VAT recoverable	129,994	163,476
Noncurrent assets
Value-added-tax ("VAT")
VAT recoverable	888,483	488,526
Accrued expenses and other payables
Value-added-tax ("VAT")
VAT payables	¥ 7,886	¥ 11,350